Subsequent Events - Additional Information (Detail)	1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	0 Months Ended		0 Months Ended			1 Months Ended
	Nov. 30, 2014	Dec. 31, 2014 11.2 Capital I, L.P [Member]	Dec. 31, 2014 Suzhou Heidisi Network Technology Co., Ltd [Member]	Jan. 31, 2015 Subsequent Event [Member]	Jan. 31, 2015 Subsequent Event [Member] 11.2 Capital I, L.P [Member] USD ($)	Feb. 28, 2015 Subsequent Event [Member] Suzhou Heidisi Network Technology Co., Ltd [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Xiamen Diensi Network Technology Co., Ltd [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Shenzhen Xunlei Kankan Information Technologies Co., Ltd. [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Shenzhen Xunlei Kankan Information Technologies Co., Ltd. [Member]	Mar. 31, 2015 Subsequent Event [Member] Nesound International Media Corp., Ltd [Member] CNY	Apr. 20, 2015 Subsequent Event [Member] Nesound International Media Corp., Ltd [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Nesound International Media Corp., Ltd [Member] Shenzhen Xunlei Kankan Information Technologies Co., Ltd. [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Restricted shares [Member]
Subsequent Event [Line Items]
Shares granted to employees													1,769,000
Common stock issued for future exercise of share options or vesting of restricted shares	10,000,000			10,991,120
Consideration paid for acquired equity interests					$ 1,000,000	$ 647,000	$ 2,000,000
Percentage of acquired equity interests					2.24%	19.90%	15.00%		100.00%
Closing date of acquisition		Jan. 15, 2015	Mar. 11, 2015
Partial consideration paid for acquired equity interest							1,200,000
Cash consideration from disposal of business								130,000,000
Deposit											26,000,000
Amount of penalty liable to pay												52,000,000
Repayment of deposits										26,000,000